Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	KONE
Entity Registrant Name	Kingtone Wirelessinfo Solution Holding Ltd
Entity Central Index Key	0001487839
Current Fiscal Year End Date	--09-30
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,405,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Current assets
Cash and cash equivalents	$ 6,439	[1]	$ 8,749	[1]
Accounts and notes receivable, net of allowance	3,240	[1]	9,418	[1]
Unbilled revenue	580	[1]	169	[1]
Amounts due from related companies	123	[1]	118	[1]
Inventories	628	[1]	230	[1]
Other receivables and prepayments	1,772	[1]	1,057	[1]
Current portion of long-term other receivables	1,393	[1]
Current portion of net investment in sales-type leases	1,210	[1]	724	[1]
Total Current Assets	15,385		20,465
Non-current assets
Property and equipment, net	13,541	[1]	13,482	[1]
Intangible assets	633	[1]	629	[1]
Long-term other receivables	0	[1]	1,247	[1]
Net investment in sales-type leases, less current portion	333	[1]	696	[1]
Total Assets	29,892		36,519
Current liabilities
Accounts payable	775	[1]	942	[1]
Advances from customers	1,528	[1]	368	[1]
Other payables and accruals	167	[1]	155	[1]
Taxes payable	1,673	[1]	1,542	[1]
Amounts due to shareholder	2	[1]	2	[1]
Dividend payable	817	[1]	788	[1]
Total Current Liabilities	4,962		3,797
Commitments and contingencies
Shareholders' equity
Ordinary share ($0.01 par value, 100,000,000 shares authorized, 1,405,000 shares issued and outstanding as of September 30, 2012 and 2011, respectively)	14		14
Additional paid in capital	22,233	[1]	22,231	[1]
Appropriated retained earnings	1,615	[1]	1,615	[1]
Unappropriated retained (loss) earnings	(2,515)	[1]	6,473	[1]
Accumulated other comprehensive income	3,583	[1]	2,389	[1]
Total Shareholders' Equity	24,930		32,722
Total Liabilities and Shareholders' Equity	$ 29,892		$ 36,519

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Ordinary share, par value	$ 0.01	$ 0.01
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	1,405,000	1,405,000
Ordinary share, shares outstanding	1,405,000	1,405,000

CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues
Software	$ 275	$ 2,409	$ 11,272	[1]
Wireless system solution	1,176	3,928	3,234	[1]
- Related party		131
- Third Party	1,176	3,797	3,234	[1]
Total revenues	1,451	6,337	14,506	[1]
Cost of sales
Software	640	1,205	903	[1]
Wireless system solution	1,049	2,203	1,449	[1]
Total cost of sales	1,689	3,408	2,352	[1]
Gross (loss) profit	(238)	2,929	12,154	[1]
Operating expenses
Selling and marketing expenses	685	629	341	[1]
General and administrative expenses	8,278	3,276	1,635	[1]
Research and development expenses	201	311	179	[1]
Total operating expenses	9,164	4,216	2,155	[1]
(Loss) Income from operations	(9,402)	(1,287)	9,999	[1]
Other income (expense)
Subsidy income	237		44	[1]
Interest expense			(218)	[1]
Interest income	117	162
Other income (expense), net	60	120	20	[1]
Total other income (expense), net	414	282	(154)	[1]
(Loss) Income before income tax expenses	(8,988)	(1,005)	9,845	[1]
Income tax expenses		32	1,608	[1]
Net (loss) income	(8,988)	(1,037)	8,237	[1]
Other comprehensive income
Foreign currency translation gain	1,194	676	598	[1]
Comprehensive (loss) income	$ (7,794)	$ (361)	$ 8,835	[1]
(Loss) Earnings per ordinary share:
Basic and Diluted (in dollars per share)	$ (6.4)	$ (0.74)	$ 7.15	[1]
Weighted average number of ordinary shares outstanding Basic and Diluted (in shares)	1,405,000	1,405,000	1,152,747	[1]

[1]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.

CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Cash flows from operating activities
Net (loss) income	$ (8,988)		$ (1,037)		$ 8,237	[1]
Depreciation and amortization	548		530		225	[1]
Loss on disposal of office equipment			3
Bad debt expense	4,942		402
Employee compensation	873
Share-based compensation expense	2		316		302	[1]
Changes in operating assets and liabilities
Accounts receivable	1,576		(3,004)		(4,170)	[1]
Unbilled revenue	(405)		818		(778)	[1]
Other receivables and prepayments	(1,549)		(278)		257	[1]
Inventories	(390)		161		(249)	[1]
Taxes payable	76		(1,934)		2,756	[1]
Accounts payable	(201)		351		(848)	[1]
Advance from customers	1,146		(12)		(1,037)	[1]
Other payables and accruals	9		(13)		(394)	[1]
Net investment in sales-type leases	(71)		(1,407)
Net cash (used in) provided by operating activities	(2,433)		(5,104)		4,301	[1]
Cash flows from investing activities
Payment to purchase property and equipment	(97)		(75)		(308)	[1]
Proceeds from disposal of office equipment	0		0		0	[1]
Net cash used in investing activities	(97)		(75)		(308)	[1]
Cash flows from financing activities
Repayment of short-term bank loan					(3,446)	[1]
Receipt in loan from non-related companies	9		3,000
Payment in loan to non-related companies			(4,208)
Proceeds from issuance of shares					14,504	[1]
Dividend paid to shareholders					(422)	[1]
Net cash (used in) provided by financing activities	9		(1,190)		10,318	[1]
Effect of exchange rate changes on cash and cash equivalents	211		209		254	[1]
Net (decrease) increase in cash and cash equivalents	(2,310)		(6,160)		14,565	[1]
Cash and cash equivalents at beginning of year	8,749	[2]	14,909		344	[1]
Cash and cash equivalents at end of year	6,439	[2]	8,749	[2]	14,909
Supplemental disclosure of cash flow information
Interest paid					218	[1]
Income taxes paid			1,608		92	[1]
Related-Party Companies [Member]
Cash flows from financing activities
Proceeds from related party Debt			5		(118)	[1]
Related Companies [Member]
Cash flows from financing activities
Proceeds from related party Debt			2
Shareholders [Member]
Cash flows from financing activities
Proceeds from repayments of related party debt					(200)	[1]
Proceeds from related party Debt			$ 11

[1]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.
[2]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

CONSOLIDATED AND COMBINED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Paid-In Capital [Member]	Additional Paid-In Capital [Member]	Appropriated Retained Earnings [Member]	Unappropriated Retained Earnings [Member]	Comprehensive Income [Member]
Beginning Balance at Nov. 30, 2009	$ 9,126	$ 10	$ 6,897	$ 216	$ 231	$ 657	$ 1,115
Beginning Balance (in shares) at Nov. 30, 2009		1,000,000
Issuance of ordinary shares in form of American Depositary Shares (in shares)		400,000
Issuance of ordinary shares in form of American Depositary Shares	14,504	4		14,500
Share-based compensation	302			302
Net (loss) income for the year	8,237					8,237
Effect of reorganization			(6,897)	6,897
Transfer to statutory reserves					613	(613)
Foreign currency translation gain	598						598
Ending Balance at Sep. 30, 2010	32,767	14		21,915	844	8,281	1,713
Ending Balance (in shares) at Sep. 30, 2010		1,400,000
Issuance of ordinary shares in form of American Depositary Shares (in shares)		5,000
Share-based compensation	316			316
Net (loss) income for the year	(1,037)					(1,037)
Transfer to statutory reserves					771	(771)
Foreign currency translation gain	676						676
Ending Balance at Sep. 30, 2011	32,722	14		22,231	1,615	6,473	2,389
Ending Balance (in shares) at Sep. 30, 2011	1,405,000	1,405,000
Share-based compensation	2			2
Net (loss) income for the year	(8,988)					(8,988)
Foreign currency translation gain	1,194						1,194
Ending Balance at Sep. 30, 2012	$ 24,930	$ 14		$ 22,233	$ 1,615	$ (2,515)	$ 3,583
Ending Balance (in shares) at Sep. 30, 2012	1,405,000	1,405,000

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Kingtone Wirelessinfo Solution Holding Ltd (“Kingtone Wireless”) was incorporated in the British Virgin Islands on October 27, 2009 under the name of Reizii Capital Management Limited.  It has wholly-owned subsidiaries and a variable interest entity (“VIE”).  Its wholly-owned subsidiaries include: Topsky Info-tech Holdings Pte Ltd. (“Topsky”), which was established in Singapore on November 3, 2009, and Xi’an Softech Co., Ltd. (“Softech”), which was established on November 27, 2009 in Xi’an, Shaanxi Province, China by Topsky.  Its VIE is Xi’an Kingtone Information Technology Co., Ltd. (“Kingtone Information”) which was incorporated in Xi’an, Shaanxi province, China on December 28, 2001. Kingtone Wireless and its wholly-owned subsidiaries and VIE together are referred to as the “Company”.

On December 17, 2009, Reizii Capital Management Limited changed its name to Kingtone Wirelessinfo Solution Holding Ltd.

On March 23, 2010, the board of directors of Kingtone Wireless resolved to change the fiscal year end of Kingtone Wireless and its wholly-owned subsidiaries, Topsky and Softech, from November 30th to September 30th so they have the same fiscal year end as Kingtone Information.

On May 14, 2010, the Company completed the initial public offering of its American Depositary Shares (“ADSs”) at a price of $4.00 per ADS and listed its ADS on the NASDAQ Capital Market under the symbol “KONE.” The Company sold an aggregate of 4,000,000 ADSs, representing 4,000,000 ordinary shares and received net proceeds of approximately $14.5 million, net of underwriting discounts and other offering expenses.

The Company is principally involved in developing and implementing mobile enterprise solutions for its customers in a broad variety of sectors and industries to improve its operating efficiency by facilitating mission-specific field and long-distance information management in wireless environments through its VIE, Kingtone Information.

Effective November 6, 2012, the Company conducted a 1-for-10 Reverse Stock Split of all issued and outstanding shares of its common stock. Upon the effect of the Reverse Stock Split, the Company’s issued and outstanding shares reduced from 14,050,000 to 1,405,000. Except as otherwise specified, all information in these financial statements and notes and all share and per share information has been retroactively adjusted for all periods presented to reflect the reverse stock split, as if the Reverse Stock Split had occurred at the beginning of the earliest period presented.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements as of September 30, 2012 include the financial statements of Kingtone Wireless, its subsidiaries, and its VIE for which Kingtone Wireless is the primary beneficiary. All inter-company transactions and balances between Kingtone Wireless, its subsidiaries and its’ VIE are eliminated upon consolidation. In the opinion of management, all adjustments considered necessary for a fair presentation have been included, and such adjustments are of a normal recurring nature.

In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.

(b) Foreign currency transaction

The functional currency of the Company is United States dollars (“US$”), and the functional currency of Topsky is Singapore dollars (“SG$”). The functional currency of the Company’s PRC subsidiaries, Softech and Kingtone Information, is Renminbi (“RMB’), and PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company’s PRC subsidiaries which are prepared using RMB, are translated into Company’s reporting currency, the United States Dollar (“U.S. dollar”). Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The exchange rates applied are as follows:

	2012	2011	2010
RMB exchange rate at balance sheets dates,	6.3265	6.5574	6.6981
Average RMB exchange rate for each period	6.3299	6.6181	6.8214

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from OANDA (Forex Trading and Exchange Rates Services).

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made. Significant estimates and judgments made by the management include: (i) estimates of profits and losses on contracts in process; (ii) accrual of estimated liabilities; and (iii) contingencies and litigation. However actual results could differ from those estimates.

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held with banks. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

(e) Accounts and notes receivable

Accounts and notes receivable are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure related to its customers.

(f) Inventories

Inventories consist of raw materials, finished goods, and work-in-progress, which include the direct labor, direct materials and overhead costs related to projects. Inventories are stated at lower of cost or market value. Cost is determined using first in first out method.

Where there is evidence that the market value of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the carrying value of inventories will be written down.

 (g) Property and equipment

The Company states plant and equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with 5% residual value.

Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred, and it capitalizes major additions and betterment to buildings and equipment.

(h) Impairment of long-lived assets

The Company applies the Accounting Standards Codification (“ASC”) No. 360-10 “Property, plant and equipment”, ASC NO. 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and intangible assets subject to periodic amortization, for recoverability at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount is greater than its fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows as the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. No impairment of long-lived assets was recognized for the years ended September 30, 2012 and 2011, respectively.

(i) Statutory surplus reserve

The Company is required to set aside 10% of its income after income taxes prepared in accordance with PRC accounting regulations to the statutory surplus reserve until the balance reaches 50% of the paid-in capital or registered capital, after which further appropriation will be at the directors’ recommendation.

(j) Revenue recognition

Revenues consist primarily of sales of wireless system software service solutions and other customized software with support contracts. The Company recognizes revenue when (1) pervasive evidence of an arrangement exists, (2) delivery has occurred and customer acceptance is reasonable assured (3) the fee is fixed or determinable, and (4) collectability is probable.

The Company generally provides wireless system software service solutions and customized software under short and long-term fixed-price contracts that require significant production and customization. The contract periods generally range from two months to one year in length. The Company recognizes income for these contracts following both the percentage-of-completion method, measured by contract milestones and on the basis of actual costs incurred versus the total estimated contract costs, and on the completed contract method in accordance with the ASC No. 605 -35 “Construction-Type and Production-Type Contracts” and ASC No. 985 - 605 “Software Revenue Recognition”.

Provided unapproved change orders or claims occur in the future, in accounting for contracts, the Company follows ASC No. 605-35. The Company will recognize as revenues costs associated with unapproved change orders or claims to the extent it is probable that such claims and change orders will result in additional contract revenue, and the amount of such additional revenue can be reliably estimated. Contract losses are provided for in their entirety in the period that they become known, without regard to the percentage-of-completion. However, the Company has not experienced significant unapproved change orders in the past.

The software contracts generally provide for post-contract customer support (“PCS”) for a period of one year from delivery of the software. The value of PCS revenue is not separately reported and is accounted for as part of the entire fee under the contract accounting methods described above since the PCS meets the criteria specified in ASC No. 985-605-25-71 as follows:

1.	PCS is included in the total contract price;
2.	PCS is for one year or less;
3.	estimated costs are insignificant;
4.	upgrades and enhancements during the PCS term have historically been and are expected to continue to be minimal and infrequent; and
5.	the contract does not include any service elements that are accounted for separately.

All other services are provided under separate agreements and fee arrangements and the related revenue is recognized over the period the services are provided.

Unbilled revenue consists of recognized recoverable costs and accrued profits on contracts for which billings had not been presented to clients as of the balance sheet date.

The Company presents all sales revenue net of a value-added tax (“VAT”) or a sales tax.

The Company's PRC subsidiary and VIE are subject to business tax on revenues related to certain types of services at various rates. Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized.

The Company recognized the lease financing arrangement as a sales-type lease. The Company recognized revenue when the following conditions are met: a) When the lease contract is signed, b) When the customer has taken possession of the equipment, and c) Only if the collectability of owed amounts are reasonably assured.

The sales-type lease revenue is recognized since the transaction meets one of the criteria specified in ASC No. 840-10-25-1, the lease term is more than 75 percent of the estimated economic life of the leased property.

The Company recognizes revenue using the fair value of the equipment by reference to the retail market price of the equipment. These revenues are recorded as “Software Revenue”.

(k) Cost of Sales

When the criteria for revenue recognition have been met, costs incurred are recognized as cost of sales. Cost of sales (exclusive of depreciation and amortization) primarily includes the cost of the hardware purchased from the third parties, the labor costs of those responsible for the software development and project implementation and the applicable share of overhead expense directly related to the execution of services and delivery of projects.

The Company is responsible for the cost of providing a warranty. In the past warranty costs have been insignificant.

(l) Research and development costs

Research and development costs include salaries, consultant fees, supplies and materials, as well as costs related to other overhead expenses such as depreciation, facilities, utilities and other R&D departmental expenses. Research and development costs are expensed as incurred in performing research and development activities in accordance with ASC No. 730-10-5, Accounting for Research and Development Costs.

 (m) Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Company or a desire to buy the Company’s products and services, are expensed as incurred. The Company incurred no advertising expenses in each of the periods presented.

(n) Share-based compensation

Share options granted to employees and independent directors are accounted for under ASC 718, "Share-Based Payment". In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share options to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. All grants of share options to employees classified as liability awards are re-measured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. The Company has elected to recognize compensation expenses using the Black-Scholes-Merton (BSM) option-pricing model estimated at the grant date based on the award’s fair value and is recognized as expense on a straight-line basis for each separately vesting portion of the award (the graded vesting attribution method).

Restricted stock units (RSUs) are measured based on the fair market values of the underlying stock on the dates of grant. Shares are issued on the vesting dates net of the statutory withholding requirements to be paid by the Company on behalf of its employees. As a result, the actual number of shares issued will be fewer than the actual number of RSUs outstanding. Also, the Company recognizes stock-based compensation using the graded vesting attribution method.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, " Equity based " payment to non-employees. For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

(o) Taxation

a)	Income tax

i).	The Company is incorporated in the BVI. Under the current law of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

ii).	Topsky was incorporated in Singapore and does not conduct any substantial operations of its own. No provision for Singapore profits tax has been made in the financial statements as Topsky has no assessable profits for the years ended September 30, 2012, 2011 and 2010. Additionally, upon payments of dividends by Topsky to its shareholders, no Singapore withholding tax will be imposed.

iii).	The Company’s PRC subsidiary and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC was changed from 33% of to 25%, and applies to both domestic and foreign invested enterprises.

According to a filing document from Xi’an State Tax authorities of the High-technology zone, Kingtone Information was granted a reduced income tax rate of 15% from January 1, 2008 on the basis of being a high-tech company. In October 2011, Kingtone Information is verified as a “high-technology enterprise” until 2014 and therefore it has benefited from the preferential tax rate of 15%.

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
PRC federal statutory tax rate	25%	25%	25%
Income (loss) before tax	(8,988)	(1,005)	9,845
Computed expected income tax expense	-	-	2,461
Non-deductible expenses	-	32	-
Effect of tax holidays	-	-	(853)
Income tax expenses	-	32	1,608

The tax authority of the PRC conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

b)	Value-added tax and business tax

PRC Value-added Tax

The Company’s products are only sold in the PRC and therefore are generally subject to a Chinese VAT at a rate of 17%. The VAT may be offset by VAT the Company pays on raw materials and other materials included in the cost of producing its finished product. Accrued VAT payables are subject to a 10% surtax, which includes urban maintenance and construction taxes and additional education fees.

PRC Business Tax

Revenues from services provided by Kingtone Information are subject to a PRC business tax of 5% for software solution and 3% for wireless system solution, with a surtax of 0.5%. Kingtone Information pays business tax on gross revenues.

c)	Deferred tax

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax asset if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

d)	Uncertain tax positions

The Company adopted ASC No. 740-10 “Income Taxes”, on January 1, 2007. ASC No. 740-10 prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Interpretation also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. For the years ended September 30, 2012, 2011 and 2010, the Company did not have any interest and penalties associated with tax positions and the Company did not have any significant unrecognized uncertain tax positions.

(p) Comprehensive income

Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets are the cumulative foreign currency translation adjustments.

(q) Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, product and environmental liability, and tax matters. In accordance with ASC No. 450-10, “Accounting for Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Company has not experienced any material service liability claims.

(r) Fair value measurements

The carrying amounts of cash and cash equivalents, accounts receivable from third and related parties, amounts due from and due to related parties, accounts payable and other payables approximate their fair values due to their short term nature.

The Company adopted ASC No. 820 Fair Value Measurements and Disclosures on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the combined financial statements on a recurring basis (at least annually). ASC No. 820-10 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Company has not adopted ASC No. 820-10 for non-financial assets and non-financial liabilities, as these items are not recognized at fair value on a recurring basis.

ASC No. 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC No. 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC No. 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(s) Segment reporting

 The Company follows ASC No. 280, "Segment Reporting". The Company's chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. As the Company's long-lived assets are substantially all located in the PRC and substantially all the Company's revenues are derived from within the PRC, no geographical segments are presented.

(t) Significant risks

Credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, accounts receivable, other receivables and amounts due from related parties. As of September 30, 2012 and September 30, 2011, US$3,729,320 and US$5,467,000, respectively, were deposited with major financial institutions located in the PRC and US$2,710,038 and $3,282,000, respectively, were deposited with major financial institutions located in Singapore. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors' interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China's concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the banks which holds the Company's deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Business, political and economic risks

The Company participates in a relatively young and dynamic industry that is heavily reliant and also susceptible to complementary and/or competitive technological advancements. The Company believes that changes in any of the following areas could have a material adverse effect on the Company's future financial position, result of operations or cash flows:

(i)	Business Risk.

Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Company's services. If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Company's services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii)	Political, economic and social uncertainties.

The Company's operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(iii)	Regulatory restrictions.

The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide content and application delivery services. Accordingly, the Company's subsidiary, Softech is currently ineligible to apply for the required licenses for providing content and application delivery services in China. As a result, the Company operates its business in the PRC through its VIEs, which holds the licenses and permits that are required to provide content and application delivery services in the PRC. The PRC Government may also choose at any time to block access to the Company's customers' content which could also materially impact the Company's ability to generate revenue.

Foreign currency risk

A majority of the Company’s sales and expenses transactions and a significant portion of the Company’s assets and liabilities are denominated in Renminbi (“RMB”). RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or any other China foreign exchange regulatory body which require certain supporting documentation in order to affect the remittance.

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

(u) Earnings per share (“EPS”)

EPS is calculated in according with ASC No. 260 “Earning per share”. Basic EPS excludes dilution and is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares (convertible preferred stock, forward contract, warrants to purchase ordinary shares, contingently issuable shares, ordinary share options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. The Company excludes potential ordinary shares in the diluted EPS computation in periods of losses from continuing operations, as their effect would be anti-dilutive.

(v) Recently issued accounting standards

In December 2011, The FASB issued Accounting Standards Update 2011-12 (ASU 2011-12), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of AOCI in both net income and OCI on the face of the financial statements. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

The FASB has issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments to the FASB Accounting Standards Codification (Codification) in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Coinciding with the release of ASU No. 2011-11, the IASB has issued Disclosures - Offsetting Financial Assets and Financial Liabilities (Amendments to IFRS 7). This amendment requires disclosures about the offsetting of financial assets and financial liabilities common to those in ASU No. 2011-11. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this standard is not expected to have a material impact on the Company’s (consolidated) financial position and results of operations.

VARIABLE INTEREST ENTITIES	12 Months Ended
Sep. 30, 2012
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES

NOTE 3. VARIABLE INTEREST ENTITIES

Kingtone Wireless’ controlling shareholders since the inception of Kingtone Wireless on October 27, 2009, also owned more than 50% of Kingtone Information since the inception of Kingtone Information on December 28, 2001. Mr. Tao Li, the controlling shareholder of Kingtone Information, obtained beneficial ownership and the right to acquire a majority of the outstanding shares of Kingtone Wireless pursuant to a certain Term Sheet, dated October 27, 2009 between certain shareholders of Kingtone Information (including Mr. Li) and Ms. Sha Li, the sole shareholder of Kingtone Wireless at such time (the “Term Sheet”). Such parties subsequently entered into Call Option Agreements dated December 15, 2009 upon the terms and conditions set forth in the Term Sheet. On December 15, 2009, Kingtone Wireless through one of its subsidiaries, Softech, entered into a series of agreements (the “Restructuring Agreements”) with Kingtone Information for it to qualify as a VIE and to meet foreign ownership limitations established by the People Republic of China (the “Reorganization”). The Restructuring Agreements are as follows:

Entrusted Management Agreement

Pursuant to the terms of a certain Entrusted Management Agreement dated December 15, 2009 among Kingtone Information, Softech and the shareholders of Kingtone Information (the “Entrusted Management Agreement”), Kingtone Information and its shareholders agreed to entrust the operations and management of its business to Softech. According to the Entrusted Management Agreement, Softech possesses the full and exclusive right to manage Kingtone Information’s operations, assets and personnel, has the right to control all of Kingtone Information's cash flows through an entrusted bank account, is entitled to Kingtone Information's net profits as a management fee, is obligated to pay all of Kingtone Information’s payables and loan payments, and bears all losses of Kingtone Information. The Entrusted Management Agreement will remain in effect until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kingtone Information or (iii) Softech acquires all of the assets or equity of Kingtone Information (as more fully described below under “Exclusive Option Agreement”).

Exclusive Technology Service Agreement

Pursuant to the terms of a certain Exclusive Technology Service Agreement dated December 15, 2009 between Kingtone Information and Softech (“the Exclusive Technology Services Agreement”), Softech is the exclusive technology services provider to Kingtone Information. Kingtone Information agreed to pay Softech all fees payable for technologies services prior to making any payments under the Entrusted Management Agreement. Any payment from Kingtone Information to Softech must comply with applicable Chinese laws. Further, the parties agreed that Softech shall retain sole ownership of all intellectual property developed in connection with providing technology services to Kingtone Information. The Exclusive Technology Services Agreement shall remain in effect until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kingtone Information or (iii) Softech acquires Kingtone Information (as more fully described below under “Exclusive Option Agreement”).

Shareholders’ Voting Proxy Agreement

Pursuant to the terms of a certain Shareholders’ Voting Proxy Agreement dated December 15, 2009 among Softech and the shareholders of Kingtone Information (the “Shareholders’ Voting Proxy Agreement”), each of the shareholders of Kingtone Information irrevocably appointed Softech as their proxy to exercise on each of such shareholder’s behalf all of their voting rights as shareholders pursuant to PRC law and the Articles of Association of Kingtone Information, including the appointment and election of directors of Kingtone Information. Softech agreed that it shall maintain a board of directors the composition of which will be the members of the board of directors of Kingtone Wireless, except those directors that are employed solely for the purpose of satisfying listing or financing requirements of Kingtone Wireless. The Shareholders’ Voting Proxy Agreement will remain in effect until Softech acquires all of the assets or equity of Kingtone Information.

Exclusive Option Agreement

Pursuant to the terms of a certain Exclusive Option Agreement dated December 15, 2009 among Softech, Kingtone Information and the shareholders of Kingtone Information (the “Exclusive Option Agreement”), the shareholders of Kingtone Information granted Softech an irrevocable and exclusive purchase option (the “Option”) to acquire Kingtone Information’s equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. As discussed above, current PRC law does not allow foreigners to hold equity interests in a PRC entity that engages in business dealings with classified government information. Accordingly, the Option is exercisable at any time at Softech’s discretion so long as such exercise and subsequent acquisition of Kingtone Information does not violate PRC law. The consideration for the exercise of the Option is to be determined by the parties and memorialized in the future by definitive agreements setting forth the kind and value of such consideration. To the extent Kingtone Information shareholders receive any of such consideration, the Option requires them to transfer (and not retain) the same to Kingtone Information or Softech. The Exclusive Option Agreement may be terminated by mutual agreement or by 30 days written notice by Softech.

Equity Pledge Agreement

Pursuant to the terms of a certain Equity Pledge Agreement dated December 15, 2009 among Softech and the shareholders of Kingtone Information (the “Pledge Agreement”), the shareholders of Kingtone Information pledged all of their equity interests in Kingtone Information, including the proceeds thereof, to guarantee all of Softech's rights and benefits under the Entrusted Management Agreement, the Exclusive Technology Service Agreement, the Shareholders’ Voting Proxy Agreement and the Exclusive Option Agreement. Prior to termination of the Pledge Agreement, the pledged equity interests cannot be transferred without Softech's prior written consent. The Pledge Agreement may be terminated only upon the written agreement of the parties.

As a result of these contractual arrangements, Kingtone Wireless is able to exercise control over Kingtone information and was entitled to substantially all of the economic benefits of Kingtone information through its subsidiary, Softech. Therefore, Kingtone Wireless consolidates Kingtone Information in accordance with ASC 810-10 (“Consolidation of Variable Interest Entities”) since the date of the Reorganization. The controlling shareholder also controlled Kingtone Wireless and Kingtone Information before and after the Reorganization, therefore the Reorganization is accounted for as a transaction between entities under common control in a manner similar to pooling of interests.

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30:

	As of September 30,
	2012	2011
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$3,728	$5,465
Accounts and notes receivable, net of allowance	3,240	9,418
Unbilled revenue	580	169
Amounts due from related companies	123	118
Inventories	628	230
Other receivables and prepayments	4,781	1,057
Current portion of long-term other receivables	1,393	-
Current portion of net investment in sales-type leases	1,210	724
Total Current Assets	15,683	17,181
Non-current assets
Property and equipment, net	13,541	13,482
Intangible assets	633	629
Long-term other receivables	-	4,247
Net investment in sales-type leases, less current portion	333	696
Total Assets	$30,190	$36,235

LIABILITIES
Current liabilities
Accounts payable	$775	$942
Advances from customers	1,528	368
Other payables and accruals	13,959	13,457
Taxes payable	1,673	1,542
Amounts due to shareholder	2	2
Dividend payable	817	788
Total Current Liabilities	18,754	17,099
Total Liabilities	$18,754	17,099

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Revenue	1,451	6,337	14,506
Net (loss) income	(8,394)	141	9,124

ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS AND NOTES RECEIVABLE, NET

NOTE 4. ACCOUNTS AND NOTES RECEIVABLE,  NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Accounts receivable	3,240	9,798
Less: allowance for doubtful accounts	-	(456)
Accounts receivable, net	3,240	9,342
Notes receivable	-	76
Total accounts and notes receivable	3,240	9,418

An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Balance at the beginning of the year	(456)	(49)
Bad debt expense	-	(418)
Write offs	456	11
Balance at the end of the year	-	(456)

For the year ended September 30, 2012, the Company has directly written off a balance of US$4,947,954 accounts receivable and charged to bad debt expenses due to that these accounts receivable were non-collectible.

There was no notes receivable for the year ended September 30, 2012. The details of notes receivable for the year ended September 30, 2011 consisted of the following:

Client Name	Amount US$(’000)	Due Date

Jiaozuo Hengyi Industry and Trading Company	31	January 13, 2012
Shilin Luohe Metallurgy Facility Co., Ltd.	31	December 13, 2011
Shanxi Tongzhou Coal and Coke Group	14	November 30, 2011
Total	76

As of September 30, 2012 and September 30, 2011, all accounts and notes receivable were due from third party customers.

Any additions, deductions and amounts recovered of the Company's allowance for doubtful accounts are recorded within general and administration expenses for the respective periods.

UNBILLED REVENUE	12 Months Ended
Sep. 30, 2012
Disclosure Text Block Supplement [Abstract]
Unbilled revenue

NOTE 5. UNBILLED REVENUE

Unbilled revenue consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Unbilled revenue	580	169
	580	169

The Company records revenue in excess of billings as “unbilled revenue”. The Company expects all billed and unbilled amounts to be collected within one year.

AMOUNTS DUE FROM RELATED COMPANIES	12 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
AMOUNTS DUE FROM RELATED COMPANIES

NOTE 6. AMOUNTS DUE FROM RELATED COMPANIES

Amounts due from related companies consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Jinong High-Tech Agriculture Model Park, Inc.	123	118
Total	123	118

 The entity referred to above is indirectly owned and controlled by Tao Li, Chairman of the Company. The Company provided short-term financing to such a party .

INVENTORIES	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventories

NOTE 7. INVENTORIES

Inventories consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Raw material	75	72
Finished goods	88	53
Project-in-progress	465	105
Total	628	230

The Company reviews its inventories periodically for possible obsolete or damaged goods and to determine if any allowance is necessary for potential obsolescence. As of September 30, 2012 and 2011, the Company determined that no allowance for obsolescence was necessary.

OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Sep. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Other receivables and prepayments

NOTE 8. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Advances to employees	449	663
Deposits on projects	560	159
Prepayment to suppliers	763	265
Total	1,772	1,057

The advances to employees are mainly borrowed by employees for operating activities of the company. The Company has directly written off a balance of US$877,488 and charged in employee compensation for the year ended September 30, 2012.

SALES-TYPE LEASES	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
SALES-TYPE LEASES

NOTE 9. SALES-TYPE LEASES

The components of the net investment in sales-type leases are as follows as of September 30, 2012 and 2011. The implicit interest rate is 6.65% per annum.

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Future minimum lease payments receivable	1,502	1,449
Unguaranteed residual values	91	88
Unearned income	(50)	(117)
Net investment in sales-type leases	1,543	1,420
Less: current portion	1,210	724
Net investment in sales-type leases, less current portion	333	696

Future minimum lease payments to be received pursuant to sales-type leases during the following fiscal years are as follows:

	2013	2014	2015	Total
	US$(’000)	US$(’000)	US$(’000)	US$(’000)
Minimum lease payments receivable	751	501	250	1,502

LONG-TERM OTHER RECEIVABLE	12 Months Ended
Sep. 30, 2012
Other Assets, Noncurrent Disclosure [Abstract]
LONG-TERM OTHER RECEIVABLE

NOTE 10. LONG-TERM OTHER RECEIVABLE

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Long-term receivable related to the borrowing from a third party	-	4,247
Less: Long-term borrowing from a third party	-	3,000
Long-term other receivables	-	1,247

As a US listed company, the Company is in need of US dollar to cover oversea expenses. Since State Administration of Foreign Exchange in China imposes restrictions on the remittance of currency out of China, the Company entered into a loan and guarantee agreement on July 21, 2011 with an unrelated third party to borrow US$3 million to cover oversea expenses and take RMB27.9 million, or US$4.2 million as a guarantee. The offset amount US$1.2 million is presented as long-term other receivables, since the agreement will be settled in two years. The balance had been recorded in the current portion of long-term other receivables as of September 30, 2012 since less than one year left for the repayment.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 11. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Buildings and improvements	14,975	14,448
Vehicles	172	91
Other equipment and devices	391	359
Total property and equipment	15,538	14,898
Less: accumulated depreciation	(1,997)	(1,416)
Property and equipment, net	13,541	13,482

For the years ended September 30, 2012, 2011 and 2010, depreciation expenses were US$806,000, US$516,000 and US$222,000, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 12. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Land-use rights	670	646
Less: accumulated amortization	(37)	(17)
Intangible assets, net	633	629

Amortization expenses for the years ended September 30, 2012, 2011 and 2010 were US $37,000, US$17,000 and US$3,000, respectively. Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (‘000)
September 30, 2013	19
September 30, 2014	19
September 30, 2015	19
September 30, 2016	19
September 30, 2017	19
Thereafter	538
Total	633

ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2012
Accounts Payable Disclosure [Abstract]
ACCOUNTS PAYABLE

NOTE 13. ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Payable to third-party suppliers	775	942
	775	942

The accounts payable to third-party suppliers are mainly for raw materials purchase.

ADVANCE FROM CUSTOMERS	12 Months Ended
Sep. 30, 2012
Other Liabilities Disclosure [Abstract]
ADVANCE FROM CUSTOMERS

NOTE 14. ADVANCE FROM CUSTOMERS

Advance from customers consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Advance from third-party customers	1,528	368
	1,528	368

The advance from customers represents the upfront payment of 10-30% of the contract price received from the customers according to payment schedules in the sales contracts.

OTHER PAYABLES AND ACCRUALS	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

NOTE 15. OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Accrued employee benefits	24	17
Deposits from suppliers	33	47
Other payables	110	91
Total	167	155

TAXES PAYABLE	12 Months Ended
Sep. 30, 2012
Tax Disclosure [Abstract]
TAXES PAYABLE

NOTE 16. TAXES PAYABLE

Taxes payable consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Enterprise income tax payable	480	464
Individual income tax	736	507
Other taxes payable	457	1077
Total	1,673	1,542

DIVIDEND PAYABLE	12 Months Ended
Sep. 30, 2012
Dividends [Abstract]
DIVIDEND PAYABLE

NOTE 17. DIVIDEND PAYABLE

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Dividend due to shareholders	817	788
	817	788

In fiscal year 2009 the shareholders made a resolution to appropriate US$4,096,000 to all shareholders in proportion to their shareholding percentage. In fiscal year 2010, two shareholders received their dividend payment. The balance represents outstanding unpaid dividends to the shareholders.

RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18. RELATED PARTY TRANSACTIONS

1.	Sales to related parties:

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd	—	131	—
Total	—	131	—

In August 2010, Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd (“Yuxing”), a company under common control of Mr. Tao Li , entered into an agreement with the Company, pursuant to which the Company is responsible for developing certain electronic control systems for Yuxing. The total contracted value of this agreement, including value-added taxes and other taxes, is RMB3,030,000, or approximately US$458,000. For the year ended September 30, 2011, approximately 30% of the contract amount was recognized as revenue, and the payment was received.For year ended September 30, 2012, there is no further revenue recognized with Yuxing since the rest of the contract is pending to be performed.

There were no related parties transactions for the year ended September 30, 2010 and 2012.

2.	Office Rental

For the year ended September 30, 2009, Kingtone Information, the VIE provided its self-owned office space at 3/F, Area A, Block A, No. 18 South Taibai Road, Xi’an 710065, People’s Republic of China to Xi’an Techteam Science and Technology Industry (Group) Co., Ltd. (the “Group Company”), which is controlled by Tao Li, the Company’s Chairman. The Group Company later leased these offices to China Green Agriculture, Inc. (“CGA”) for no consideration for an unspecified term. On September 30, 2010, CGA cancelled the lease agreement with the Group Company without penalty and signed a two year lease starting from July 1, 2010 directly with the VIE. According to the new lease agreement, the monthly rent is approximately US$1,600 (RMB 10,800). On June 29, 2012, Xi’an Kingtone Information renewed the lease agreement with CGA for the monthly rent of US$3,867(RMB24, 480) for a two-year term starting from July 1, 2012.

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Total rental income	26,001	19,200	4,800

The Company’s Beijing office is located in two Suites (2208 and 2209) at Building 16, An Hui Dong Li, Chaoyang District, Beijing. It covers a combined gross floor space of 184.8 square meters. Tao Li owns this space and allows the Company to use it for no consideration for an unspecified term.

MAJOR CUSTOMERS AND VENDORS	12 Months Ended
Sep. 30, 2012
Revenue By Major Customers By Reporting Segments [Abstract]
MAJOR CUSTOMERS AND VENDORS

NOTE 19. MAJOR CUSTOMERS AND VENDORS

One customer accounted for 11.0%, 22.3% and 15.2% of total sales for the years ended September 30, 2012, 2011 and 2010, respectively. The outstanding accounts receivable balance for this customer is 51.3% and 27.6% of the total accounts receivable balance as of September 30, 2012 and 2011, respectively.

Two vendors accounted for over 10% of the total purchases for the year ended September 30, 2012, 2011 and 2010.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20. COMMITMENTS AND CONTINGENCIES

 The Company has one VIE as of September 30, 2012. In the opinion of the management, (i) the ownership structure of the Company and the VIE are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIE and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company's business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIE are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations and continue consolidation with its VIE.

In 2009, each of our executive offers has entered into a five-year employment agreement with Softech, our wholly-owned PRC subsidiary. Softech may terminate a senior executive officer’s employment for cause, at any time, without prior notice or remuneration, for certain acts of the officer, including, but not limited to, material violation of our regulations, failure to perform agreed duties or embezzlement that caused material damage to us and conviction of a crime. A senior executive officer may terminate his or her employment at any time by a 30-day prior written notice. Each senior executive officer is entitled to certain benefits upon termination, including a severance payment equal to a certain specified number of months of his or her then salary, if he or she resigns for certain good reasons specified by the agreement or the relevant rules or if Softech terminated his or her employment without any of the above causes. The details of the term and annual salary of our executive officers are as below:

Name	Title	Annual-base Salary			Term

Peng Zhang	Chief Executive Officer	RMB	180,000	$28,436	Till 2014
Li Wu	Director, Chief Financial Officer	RMB	132,000	$20,853	Till 2014
Wei Zhang	Executive President	RMB	120,000	$18,958	Till 2014
Jiaqing Ren	Vice President	RMB	120,000	$18,958	Till 2014
Xiang Bu	Manager	RMB	120,000	$18,958	Till 2014
Zhenyu Chen	Manager	RMB	120,000	$18,958	Till 2014
Xiaodong Ma	Manager	RMB	144,000	$22,749	Till 2014

SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
SHARE-BASED COMPENSATION

NOTE 21. SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company's business, its board of directors and its shareholders approved and adopted an Omnibus Incentive Plan in April 2010 (the "2010 Plan"). Under the 2010 Plan, the Company may grant options or restricted award to its employees, directors and consultants to purchase an aggregate of no more than 1,500,000 ordinary shares of the Company, subject to different vesting requirements. The 2010 Plan is administered by the Compensation Committee (the "Plan Administrator"). The officers of the Company have been authorized and directed by the Plan Administrator to execute Option Agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an Option Agreement.

All options granted under the 2010 Plan have a term of ten years from the option grant date and vest according to the terms and conditions set forth in each grant agreement. On May 14, 2010, the Company granted 180,000 options, to a combination of employees and directors of the Company at an exercise price of US$4.00 on a pre-Reverse Split basis.

Restricted stock granted under the 2010 Plan is subject to a different vesting period. On May 14, 2010, the Company granted 100,000 restricted shares to an officer with 50,000 vested on April 23, 2011 and the remaining 50,000 was scheduled to be vested on April 23, 2012.

Since the officer resigned on May 31, 2011, the remaining 50,000 to be vested on April 23, 2012 were forfeited and also such officer’s unvested options were forfeited in accordance with their terms. In addition, since the two independent directors Ms. Shi and Mr. Fong resigned on July 11, 2011 and June 24, 2011 respectively, their unvested options were forfeited in accordance with their terms. The reference of number of restrictive shares is on a pre-Reverse Split basis

The Company did not grant any equity awards for the year ended September 30, 2012 and 2011.

The Black-Scholes option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant. The Company's management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. The Company calculated the estimated fair value of the options on the grant date (May 14, 2010) with the following assumptions:

May 14, 2010
Risk-free interest rates	1.63%
Expected term	2 years
Expected volatility	90%
Expected dividend yield	0%
Fair value of underlying ordinary share (per share) (*)	US$3.94

(* there was no trading on the grant date, this represented initial public offering close price)

The Company recognized compensation expense for options granted as general and administrative expense on a straight-line basis for each separately vesting portion of the award (the graded vesting attribution method). The fair value of options on the grant date of May 14, 2010 was $1.89 per share. The share-based compensation expenses for options were US$2,000, US$119,000 and US$179,000 for the years ended September 30, 2012, 2011 and 2010, respectively.

The Company records share-based compensation expense for restricted shares granted to non-employees in exchange for services at fair value as of the grant date which was $3.94 based on the graded vesting attribution method. The share-based compensation expenses for restricted shares were US$0, US$197,000 and US$123,000 for the years ended September 30, 2012, 2011 and 2010, respectively.

The following table summarizes outstanding options as of September 30, 2012, related weighted average fair value and life information, options outstanding for all periods have been retroactively restated to reflect the 1-for-10 reverse stock split effected on November 6, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Per Share	Number outstanding as of September 30, 2012	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable as of September 30, 2012	Weighted Average Exercise Price

$40.00	12,334	$18.9	7.62	12,334	$18.9

A summary of option activity under the employee share option plan as of September 30, 2012 and changes during the year then ended is presented as follows:

Options	Number of shares	Exercise Price	Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of October 1, 2011	12,334	$40.00	8.63	-
Granted during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Outstanding as of September 30, 2012	12,334	$40.00	7.62	-

A summary of unvested options under the employee share option plan as of September 30, 2012 and changes during the years then ended is presented as follows:

Options	Number of shares	Fair Value
Unvested as of September 30, 2011	333	$18.9
Granted during the year	-	-
Vested during the year	(333)	$18.9
Forfeited during the year	-	$-
Unvested as of September 30, 2012	-	$18.9
Expected to vest thereafter	-	$18.9

STATUTORY RESERVES	12 Months Ended
Sep. 30, 2012
Statutory Reserves Disclosure [Abstract]
STATUTORY RESERVES

NOTE 22. STATUTORY RESERVES

Under PRC law, Softech and Kingtone Information are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The entities are required to allocate at least 10% of their after tax profits on individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the entity. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of September 30, 2012 and 2011, the Company had appropriated nil and US$1,615,000, respectively in its statutory reserves.

ORDINARY SHARES	12 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
ORDINARY SHARES

NOTE 23. ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorized the Company to issue 100,000,000 shares of US$0.001 par value per ordinary share. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. The Company had 10,000,000 ordinary shares issued and outstanding prior to the May 2010 public offering. In May 2010, the Company issued 4,000,000 shares of ADSs, representing 4,000,000 ordinary shares, through its depositary, Bank of New York Mellon on the NASDAQ Capital Market, at a consideration of US$4.00 per share for a gross consideration of US$16,000,000. The total direct cost related to this transaction amounted $1,496,000, including underwriter fee, attorney fee, audit fee etc. In 2011, the Company issued 50,000 shares of ADSs, representing 50,000 ordinary shares, as the restricted shares granted to an employee. As of September 30, 2012, there were 14,050,000 ordinary shares issued and outstanding.

Effective November 6, 2012, the Company undertook a combination, or reverse split of the ordinary shares issued by the Company at par value of $0.001 per share such that the Company shall issue one (1) ordinary share (each, "New Share," collectively "New Shares") for every ten (10) ordinary shares held by its members ("Old Shares") (the "Reverse Split"). The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined.  The ratio between each American Depositary Share ("ADS") and its underlying ordinary share post-Reverse Split remains the same, namely, one ADR remains to represent one New Share.

EARNINGS PER ORDINARY SHARE	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
EARNINGS PER ORDINARY SHARE

NOTE 24. EARNINGS PER ORDINARY SHARE

	For the years ended September 30,
	2012	2011	2010

Numerator used in basic net income per share:
Net (loss) income	$(8,988,000)	$(1,037,000)	$8,237,000
Shares (denominator):
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,152,747
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,152,747

(Loss) Earnings per ordinary share- basic and diluted	$(6.40)	$(0.74)	$7.15

As of September 30, 2012, the Company had zero restricted shares and 12,334 outstanding options that could potentially dilute basic income per share in the future, but which were excluded in the computation of diluted income per share in the periods presented, as their effect would have been anti-dilutive since the grant price of these restricted shares and the exercise price of these option were higher than the average market price during period presented.

SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 25. SUBSEQUENT EVENTS

As described under Note 23 herein, the Company effected the Reverse Split on November 6, 2012. As a result of Reverse Split, the price of the ADS increased proportionally and the Company maintained the continued listing of the ADSs on NASDAQ.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements as of September 30, 2012 include the financial statements of Kingtone Wireless, its subsidiaries, and its VIE for which Kingtone Wireless is the primary beneficiary. All inter-company transactions and balances between Kingtone Wireless, its subsidiaries and its’ VIE are eliminated upon consolidation. In the opinion of management, all adjustments considered necessary for a fair presentation have been included, and such adjustments are of a normal recurring nature.

In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

(b) Foreign currency transaction

The functional currency of the Company is United States dollars (“US$”), and the functional currency of Topsky is Singapore dollars (“SG$”). The functional currency of the Company’s PRC subsidiaries, Softech and Kingtone Information, is Renminbi (“RMB’), and PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company’s PRC subsidiaries which are prepared using RMB, are translated into Company’s reporting currency, the United States Dollar (“U.S. dollar”). Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The exchange rates applied are as follows:

	2012	2011	2010
RMB exchange rate at balance sheets dates,	6.3265	6.5574	6.6981
Average RMB exchange rate for each period	6.3299	6.6181	6.8214

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from OANDA (Forex Trading and Exchange Rates Services).

Use of Estimates, Policy [Policy Text Block]

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made. Significant estimates and judgments made by the management include: (i) estimates of profits and losses on contracts in process; (ii) accrual of estimated liabilities; and (iii) contingencies and litigation. However actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held with banks. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

(e) Accounts and notes receivable

Accounts and notes receivable are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure related to its customers.

Inventory, Policy [Policy Text Block]

(f) Inventories

Inventories consist of raw materials, finished goods, and work-in-progress, which include the direct labor, direct materials and overhead costs related to projects. Inventories are stated at lower of cost or market value. Cost is determined using first in first out method.

Where there is evidence that the market value of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the carrying value of inventories will be written down.

Property, Plant and Equipment, Policy [Policy Text Block]
(g) Property and equipment

The Company states plant and equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with 5% residual value.

Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred, and it capitalizes major additions and betterment to buildings and equipment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

(h) Impairment of long-lived assets

The Company applies the Accounting Standards Codification (“ASC”) No. 360-10 “Property, plant and equipment”, ASC NO. 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and intangible assets subject to periodic amortization, for recoverability at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount is greater than its fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows as the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. No impairment of long-lived assets was recognized for the years ended September 30, 2012 and 2011, respectively.

Statutory Surplus Reserve [Policy Text Block]

(i) Statutory surplus reserve

The Company is required to set aside 10% of its income after income taxes prepared in accordance with PRC accounting regulations to the statutory surplus reserve until the balance reaches 50% of the paid-in capital or registered capital, after which further appropriation will be at the directors’ recommendation.

Revenue Recognition, Policy [Policy Text Block]

(j) Revenue recognition

Revenues consist primarily of sales of wireless system software service solutions and other customized software with support contracts. The Company recognizes revenue when (1) pervasive evidence of an arrangement exists, (2) delivery has occurred and customer acceptance is reasonable assured (3) the fee is fixed or determinable, and (4) collectability is probable.

The Company generally provides wireless system software service solutions and customized software under short and long-term fixed-price contracts that require significant production and customization. The contract periods generally range from two months to one year in length. The Company recognizes income for these contracts following both the percentage-of-completion method, measured by contract milestones and on the basis of actual costs incurred versus the total estimated contract costs, and on the completed contract method in accordance with the ASC No. 605 -35 “Construction-Type and Production-Type Contracts” and ASC No. 985 - 605 “Software Revenue Recognition”.

Provided unapproved change orders or claims occur in the future, in accounting for contracts, the Company follows ASC No. 605-35. The Company will recognize as revenues costs associated with unapproved change orders or claims to the extent it is probable that such claims and change orders will result in additional contract revenue, and the amount of such additional revenue can be reliably estimated. Contract losses are provided for in their entirety in the period that they become known, without regard to the percentage-of-completion. However, the Company has not experienced significant unapproved change orders in the past.

The software contracts generally provide for post-contract customer support (“PCS”) for a period of one year from delivery of the software. The value of PCS revenue is not separately reported and is accounted for as part of the entire fee under the contract accounting methods described above since the PCS meets the criteria specified in ASC No. 985-605-25-71 as follows:

1.	PCS is included in the total contract price;
2.	PCS is for one year or less;
3.	estimated costs are insignificant;
4.	upgrades and enhancements during the PCS term have historically been and are expected to continue to be minimal and infrequent; and
5.	the contract does not include any service elements that are accounted for separately.

All other services are provided under separate agreements and fee arrangements and the related revenue is recognized over the period the services are provided.

Unbilled revenue consists of recognized recoverable costs and accrued profits on contracts for which billings had not been presented to clients as of the balance sheet date.

The Company presents all sales revenue net of a value-added tax (“VAT”) or a sales tax.

The Company's PRC subsidiary and VIE are subject to business tax on revenues related to certain types of services at various rates. Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized.

The Company recognized the lease financing arrangement as a sales-type lease. The Company recognized revenue when the following conditions are met: a) When the lease contract is signed, b) When the customer has taken possession of the equipment, and c) Only if the collectability of owed amounts are reasonably assured.

The sales-type lease revenue is recognized since the transaction meets one of the criteria specified in ASC No. 840-10-25-1, the lease term is more than 75 percent of the estimated economic life of the leased property.

The Company recognizes revenue using the fair value of the equipment by reference to the retail market price of the equipment. These revenues are recorded as “Software Revenue”.

Cost of Sales, Policy [Policy Text Block]

(k) Cost of Sales

When the criteria for revenue recognition have been met, costs incurred are recognized as cost of sales. Cost of sales (exclusive of depreciation and amortization) primarily includes the cost of the hardware purchased from the third parties, the labor costs of those responsible for the software development and project implementation and the applicable share of overhead expense directly related to the execution of services and delivery of projects.

The Company is responsible for the cost of providing a warranty. In the past warranty costs have been insignificant.

Research and Development Expense, Policy [Policy Text Block]

(l) Research and development costs

Research and development costs include salaries, consultant fees, supplies and materials, as well as costs related to other overhead expenses such as depreciation, facilities, utilities and other R&D departmental expenses. Research and development costs are expensed as incurred in performing research and development activities in accordance with ASC No. 730-10-5, Accounting for Research and Development Costs.

Advertising Costs, Policy [Policy Text Block]
(m) Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Company or a desire to buy the Company’s products and services, are expensed as incurred. The Company incurred no advertising expenses in each of the periods presented.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

(n) Share-based compensation

Share options granted to employees and independent directors are accounted for under ASC 718, "Share-Based Payment". In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share options to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. All grants of share options to employees classified as liability awards are re-measured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. The Company has elected to recognize compensation expenses using the Black-Scholes-Merton (BSM) option-pricing model estimated at the grant date based on the award’s fair value and is recognized as expense on a straight-line basis for each separately vesting portion of the award (the graded vesting attribution method).

Restricted stock units (RSUs) are measured based on the fair market values of the underlying stock on the dates of grant. Shares are issued on the vesting dates net of the statutory withholding requirements to be paid by the Company on behalf of its employees. As a result, the actual number of shares issued will be fewer than the actual number of RSUs outstanding. Also, the Company recognizes stock-based compensation using the graded vesting attribution method.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, " Equity based " payment to non-employees. For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

Income Tax, Policy [Policy Text Block]

(o) Taxation

a)	Income tax

i).	The Company is incorporated in the BVI. Under the current law of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

ii).	Topsky was incorporated in Singapore and does not conduct any substantial operations of its own. No provision for Singapore profits tax has been made in the financial statements as Topsky has no assessable profits for the years ended September 30, 2012, 2011 and 2010. Additionally, upon payments of dividends by Topsky to its shareholders, no Singapore withholding tax will be imposed.

iii).	The Company’s PRC subsidiary and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC was changed from 33% of to 25%, and applies to both domestic and foreign invested enterprises.

According to a filing document from Xi’an State Tax authorities of the High-technology zone, Kingtone Information was granted a reduced income tax rate of 15% from January 1, 2008 on the basis of being a high-tech company. In October 2011, Kingtone Information is verified as a “high-technology enterprise” until 2014 and therefore it has benefited from the preferential tax rate of 15%.

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
PRC federal statutory tax rate	25%	25%	25%
Income (loss) before tax	(8,988)	(1,005)	9,845
Computed expected income tax expense	-	-	2,461
Non-deductible expenses	-	32	-
Effect of tax holidays	-	-	(853)
Income tax expenses	-	32	1,608

The tax authority of the PRC conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

b)	Value-added tax and business tax

PRC Value-added Tax

The Company’s products are only sold in the PRC and therefore are generally subject to a Chinese VAT at a rate of 17%. The VAT may be offset by VAT the Company pays on raw materials and other materials included in the cost of producing its finished product. Accrued VAT payables are subject to a 10% surtax, which includes urban maintenance and construction taxes and additional education fees.

PRC Business Tax

Revenues from services provided by Kingtone Information are subject to a PRC business tax of 5% for software solution and 3% for wireless system solution, with a surtax of 0.5%. Kingtone Information pays business tax on gross revenues.

c)	Deferred tax

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax asset if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

d)	Uncertain tax positions

The Company adopted ASC No. 740-10 “Income Taxes”, on January 1, 2007. ASC No. 740-10 prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Interpretation also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. For the years ended September 30, 2012, 2011 and 2010, the Company did not have any interest and penalties associated with tax positions and the Company did not have any significant unrecognized uncertain tax positions.

Comprehensive Income, Policy [Policy Text Block]	(p) Comprehensive income Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets are the cumulative foreign currency translation adjustments.
Commitments and Contingencies, Policy [Policy Text Block]

(q) Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, product and environmental liability, and tax matters. In accordance with ASC No. 450-10, “Accounting for Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Company has not experienced any material service liability claims.

Fair Value Measurement, Policy [Policy Text Block]

(r) Fair value measurements

The carrying amounts of cash and cash equivalents, accounts receivable from third and related parties, amounts due from and due to related parties, accounts payable and other payables approximate their fair values due to their short term nature.

The Company adopted ASC No. 820 Fair Value Measurements and Disclosures on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the combined financial statements on a recurring basis (at least annually). ASC No. 820-10 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Company has not adopted ASC No. 820-10 for non-financial assets and non-financial liabilities, as these items are not recognized at fair value on a recurring basis.

ASC No. 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC No. 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC No. 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Segment Reporting, Policy [Policy Text Block]

(s) Segment reporting

 The Company follows ASC No. 280, "Segment Reporting". The Company's chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. As the Company's long-lived assets are substantially all located in the PRC and substantially all the Company's revenues are derived from within the PRC, no geographical segments are presented.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

(t) Significant risks

Credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, accounts receivable, other receivables and amounts due from related parties. As of September 30, 2012 and September 30, 2011, US$3,729,320 and US$5,467,000, respectively, were deposited with major financial institutions located in the PRC and US$2,710,038 and $3,282,000, respectively, were deposited with major financial institutions located in Singapore. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors' interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China's concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the banks which holds the Company's deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Business, political and economic risks

The Company participates in a relatively young and dynamic industry that is heavily reliant and also susceptible to complementary and/or competitive technological advancements. The Company believes that changes in any of the following areas could have a material adverse effect on the Company's future financial position, result of operations or cash flows:

(i)	Business Risk.

Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Company's services. If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Company's services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii)	Political, economic and social uncertainties.

The Company's operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(iii)	Regulatory restrictions.

The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide content and application delivery services. Accordingly, the Company's subsidiary, Softech is currently ineligible to apply for the required licenses for providing content and application delivery services in China. As a result, the Company operates its business in the PRC through its VIEs, which holds the licenses and permits that are required to provide content and application delivery services in the PRC. The PRC Government may also choose at any time to block access to the Company's customers' content which could also materially impact the Company's ability to generate revenue.

Foreign currency risk

A majority of the Company’s sales and expenses transactions and a significant portion of the Company’s assets and liabilities are denominated in Renminbi (“RMB”). RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or any other China foreign exchange regulatory body which require certain supporting documentation in order to affect the remittance.

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

Earnings Per Share, Policy [Policy Text Block]

(u) Earnings per share (“EPS”)

EPS is calculated in according with ASC No. 260 “Earning per share”. Basic EPS excludes dilution and is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares (convertible preferred stock, forward contract, warrants to purchase ordinary shares, contingently issuable shares, ordinary share options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. The Company excludes potential ordinary shares in the diluted EPS computation in periods of losses from continuing operations, as their effect would be anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]

(v) Recently issued accounting standards

In December 2011, The FASB issued Accounting Standards Update 2011-12 (ASU 2011-12), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of AOCI in both net income and OCI on the face of the financial statements. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

 The FASB has issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments to the FASB Accounting Standards Codification (Codification) in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Coinciding with the release of ASU No. 2011-11, the IASB has issued Disclosures - Offsetting Financial Assets and Financial Liabilities (Amendments to IFRS 7). This amendment requires disclosures about the offsetting of financial assets and financial liabilities common to those in ASU No. 2011-11. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this standard is not expected to have a material impact on the Company’s (consolidated) financial position and results of operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule Of Foreign Currency Exchange Rates Used [Table Text Block]	The exchange rates applied are as follows:
	2012	2011	2010
RMB exchange rate at balance sheets dates,	6.3265	6.5574	6.6981
Average RMB exchange rate for each period	6.3299	6.6181	6.8214

Property Plant and Equipment Estimated Useful Life [Table Text Block]

Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
In October 2011, Kingtone Information is verified as a “high-technology enterprise” until 2014 and therefore it has benefited from the preferential tax rate of 15%.
	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
PRC federal statutory tax rate	25%	25%	25%
Income (loss) before tax	(8,988)	(1,005)	9,845
Computed expected income tax expense	-	-	2,461
Non-deductible expenses	-	32	-
Effect of tax holidays	-	-	(853)
Income tax expenses	-	32	1,608

VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Sep. 30, 2012
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30:

	As of September 30,
	2012	2011
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$3,728	$5,465
Accounts and notes receivable, net of allowance	3,240	9,418
Unbilled revenue	580	169
Amounts due from related companies	123	118
Inventories	628	230
Other receivables and prepayments	4,781	1,057
Current portion of long-term other receivables	1,393	-
Current portion of net investment in sales-type leases	1,210	724
Total Current Assets	15,683	17,181
Non-current assets
Property and equipment, net	13,541	13,482
Intangible assets	633	629
Long-term other receivables	-	4,247
Net investment in sales-type leases, less current portion	333	696
Total Assets	$30,190	$36,235

LIABILITIES
Current liabilities
Accounts payable	$775	$942
Advances from customers	1,528	368
Other payables and accruals	13,959	13,457
Taxes payable	1,673	1,542
Amounts due to shareholder	2	2
Dividend payable	817	788
Total Current Liabilities	18,754	17,099
Total Liabilities	$18,754	17,099

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Revenue	1,451	6,337	14,506
Net (loss) income	(8,394)	141	9,124

ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Accounts receivable	3,240	9,798
Less: allowance for doubtful accounts	-	(456)
Accounts receivable, net	3,240	9,342
Notes receivable	-	76
Total accounts and notes receivable	3,240	9,418

Schedule Of Allowance For Doubtful Accounts Receivable [Table Text Block]

An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Balance at the beginning of the year	(456)	(49)
Bad debt expense	-	(418)
Write offs	456	11
Balance at the end of the year	-	(456)

Schedule Of Notes Receivable [Table Text Block]

There was no notes receivable for the year ended September 30, 2012. The details of notes receivable for the year ended September 30, 2011 consisted of the following:

Client Name	Amount US$(’000)	Due Date

Jiaozuo Hengyi Industry and Trading Company	31	January 13, 2012
Shilin Luohe Metallurgy Facility Co., Ltd.	31	December 13, 2011
Shanxi Tongzhou Coal and Coke Group	14	November 30, 2011
Total	76

UNBILLED REVENUE (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure Text Block Supplement [Abstract]
Schedule Of Unbilled Revenue [Table Text Block]	Unbilled revenue consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Unbilled revenue	580	169
	580	169

AMOUNTS DUE FROM RELATED COMPANIES (Tables)	12 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Related Party Transactions [Table Text Block]	Amounts due from related companies consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Jinong High-Tech Agriculture Model Park, Inc.	123	118
Total	123	118

INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Raw material	75	72
Finished goods	88	53
Project-in-progress	465	105
Total	628	230

OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Schedule of Other Current Assets [Table Text Block]

Other receivables and prepayments consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Advances to employees	449	663
Deposits on projects	560	159
Prepayment to suppliers	763	265
Total	1,772	1,057

SALES-TYPE LEASES (Tables)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Schedule Of Capital Leases Net Investment In Sales Type Leases [Table Text Block]

The components of the net investment in sales-type leases are as follows as of September 30, 2012 and 2011. The implicit interest rate is 6.65% per annum.

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Future minimum lease payments receivable	1,502	1,449
Unguaranteed residual values	91	88
Unearned income	(50)	(117)
Net investment in sales-type leases	1,543	1,420
Less: current portion	1,210	724
Net investment in sales-type leases, less current portion	333	696

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future minimum lease payments to be received pursuant to sales-type leases during the following fiscal years are as follows:

	2013	2014	2015	Total
	US$(’000)	US$(’000)	US$(’000)	US$(’000)
Minimum lease payments receivable	751	501	250	1,502

LONG-TERM OTHER RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Schedule Of Long Term Receivables Table [Text Block]
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Long-term receivable related to the borrowing from a third party	-	4,247
Less: Long-term borrowing from a third party	-	3,000
Long-term other receivables	-	1,247

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Buildings and improvements	14,975	14,448
Vehicles	172	91
Other equipment and devices	391	359
Total property and equipment	15,538	14,898
Less: accumulated depreciation	(1,997)	(1,416)
Property and equipment, net	13,541	13,482

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The intangible assets consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Land-use rights	670	646
Less: accumulated amortization	(37)	(17)
Intangible assets, net	633	629

Schedule of Expected Amortization Expense [Table Text Block]

Amortization expenses for the years ended September 30, 2012, 2011 and 2010 were US $37,000, US$17,000 and US$3,000, respectively. Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (‘000)
September 30, 2013	19
September 30, 2014	19
September 30, 2015	19
September 30, 2016	19
September 30, 2017	19
Thereafter	538
Total	633

ACCOUNTS PAYABLE (Tables)	12 Months Ended
Sep. 30, 2012
Accounts Payable Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Accounts payable consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Payable to third-party suppliers	775	942
	775	942

ADVANCE FROM CUSTOMERS (Tables)	12 Months Ended
Sep. 30, 2012
Other Liabilities Disclosure [Abstract]
Investments in and Advances to Affiliates [Table Text Block]	Advance from customers consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Advance from third-party customers	1,528	368
	1,528	368

OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule Of Other Payables and Accruals [Table Text Block]

Other payables and accruals consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Accrued employee benefits	24	17
Deposits from suppliers	33	47
Other payables	110	91
Total	167	155

TAXES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2012
Tax Disclosure [Abstract]
Tabular Disclosure Of Taxes Payable During Period [Table Text Block]

Taxes payable consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Enterprise income tax payable	480	464
Individual income tax	736	507
Other taxes payable	457	1077
Total	1,673	1,542

DIVIDEND PAYABLE (Tables)	12 Months Ended
Sep. 30, 2012
Dividends [Abstract]
Schedule of Dividends Payable [Table Text Block]
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Dividend due to shareholders	817	788
	817	788

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions Values [Table Text Block]
Sales to related parties:

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd	—	131	—
Total	—	131	—

Schedule Of Related Party Transactions Office Rental Income Table [Text Block]
2.	Office Rental

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Total rental income	26,001	19,200	4,800

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Employee Commitments [Table Text Block]
The details of the term and annual salary of our executive officers are as below:

Name	Title	Annual-base Salary			Term

Peng Zhang	Chief Executive Officer	RMB	180,000	$28,436	Till 2014
Li Wu	Director, Chief Financial Officer	RMB	132,000	$20,853	Till 2014
Wei Zhang	Executive President	RMB	120,000	$18,958	Till 2014
Jiaqing Ren	Vice President	RMB	120,000	$18,958	Till 2014
Xiang Bu	Manager	RMB	120,000	$18,958	Till 2014
Zhenyu Chen	Manager	RMB	120,000	$18,958	Till 2014
Xiaodong Ma	Manager	RMB	144,000	$22,749	Till 2014

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company calculated the estimated fair value of the options on the grant date (May 14, 2010) with the following assumptions:

May 14, 2010
Risk-free interest rates	1.63%
Expected term	2 years
Expected volatility	90%
Expected dividend yield	0%
Fair value of underlying ordinary share (per share) (*)	US$3.94

(* there was no trading on the grant date, this represented initial public offering close price)

Schedule of Share-based Compensation, Activity [Table Text Block]

The following table summarizes outstanding options as of September 30, 2012, related weighted average fair value and life information, options outstanding for all periods have been retroactively restated to reflect the 1-for-10 reverse stock split effected on November 6, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Per Share	Number outstanding as of September 30, 2012	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable as of September 30, 2012	Weighted Average Exercise Price

$40.00	12,334	$18.9	7.62	12,334	$18.9

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of option activity under the employee share option plan as of September 30, 2012 and changes during the year then ended is presented as follows:

Options	Number of shares	Exercise Price	Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of October 1, 2011	12,334	$40.00	8.63	-
Granted during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Outstanding as of September 30, 2012	12,334	$40.00	7.62	-

Schedule of Nonvested Share Activity [Table Text Block]

A summary of unvested options under the employee share option plan as of September 30, 2012 and changes during the years then ended is presented as follows:

Options	Number of shares	Fair Value
Unvested as of September 30, 2011	333	$18.9
Granted during the year	-	-
Vested during the year	(333)	$18.9
Forfeited during the year	-	$-
Unvested as of September 30, 2012	-	$18.9
Expected to vest thereafter	-	$18.9

EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	For the years ended September 30,
	2012	2011	2010

Numerator used in basic net income per share:
Net (loss) income	$(8,988,000)	$(1,037,000)	$8,237,000
Shares (denominator):
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,152,747
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,152,747

(Loss) Earnings per ordinary share- basic and diluted	$(6.40)	$(0.74)	$7.15

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 14, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 06, 2012 Maximum [Member]	Nov. 06, 2012 Minimum [Member]
Equity Issuance, Per Share Amount	$ 4
Stock Issued During Period, Shares, Issued for Cash	4,000,000
Stock Issued During Period, Value, Issued for Cash	$ 14,500,000
Entity Incorporation, Date Of Incorporation		Oct 27, 2009
Entity Incorporation, State Country Name		British Virgin Islands
Ordinary share, shares issued		1,405,000	1,405,000	14,050,000	1,405,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Balance Sheets Dates [Member]
Foreign Currency Exchange Rate, Translation	6.3265	6.5574	6.6981
Average For Period [Member]
Foreign Currency Exchange Rate, Translation	6.3299	6.6181	6.8214

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Sep. 30, 2012
Property and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	35 years
Property and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Transportation Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Office Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
PRC federal statutory tax rate	25.00%	25.00%	25.00%
Income (loss) before tax	$ (8,988)	$ (1,005)	$ 9,845	[1]
Computed expected income tax expense	0	0	2,461
Non-deductible expenses	0	32	0
Effect of tax holidays	0	0	(853)
Income tax expenses	$ 0	$ 32	$ 1,608

[1]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Sep. 30, 2012	Sep. 30, 2012 China [Member]	Sep. 30, 2011 China [Member]	Sep. 30, 2012 Singapore [Member]	Sep. 30, 2011 Singapore [Member]
Property, Plant and Equipment, Salvage Value, Percentage		5.00%
Percentage Of Profit Allocated To General Reserve		10.00%
Percentage Of Discontinue Allocations Of General Reserve On Registered Capital		50.00%
Income Tax Rate Reduced	15.00%
Value Added Tax Rate		17.00%
Accrued Value Added Tax Payable		10.00%
Tax Paid In Kind Of Software Solution		5.00%
Tax Paid In Kind Of Wireless System Solution		3.00%
Tax Paid In Kind Of Surtax		0.50%
Foreign Financial Institutions, Actual Deposits			$ 3,729,320	$ 5,467,000	$ 2,710,038	$ 3,282,000

VARIABLE INTEREST ENTITIES (Details) (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Current assets
Cash and cash equivalents	$ 14,909	$ 6,439	[1]	$ 8,749	[1]	$ 14,909		$ 344	[2]
Accounts and notes receivable, net of allowance		3,240	[1]	9,418	[1]
Unbilled revenue		580	[1]	169	[1]
Amounts due from related companies		123	[1]	118	[1]
Inventories, net		628	[1]	230	[1]
Other receivables and prepayments		1,772	[1]	1,057	[1]
*Current portion of long-term other receivables		1,393	[1]
Current portion of net investment in sales-type leases		1,210	[1]	724	[1]
Total Current Assets		15,385		20,465
Non-current assets
Property and equipment, net		13,541	[1]	13,482	[1]
Intangible assets		633	[1]	629	[1]
Long-term other receivables		0	[1]	1,247	[1]
Net investment in sales-type leases, less current portion		333	[1]	696	[1]
Total Assets		29,892		36,519
Current liabilities
Accounts payable		775	[1]	942	[1]
Advances from customers		1,528	[1]	368	[1]
Other payables and accruals		167	[1]	155	[1]
Taxes payable		1,673	[1]	1,542	[1]
Amounts due to shareholder		2	[1]	2	[1]
Dividend payable		817	[1]	788	[1]
Total Current Liabilities		4,962		3,797
Revenue		1,451		6,337		14,506	[2]
Net (loss) income	8,237	(8,988)		(1,037)		8,237	[2]
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents		3,728		5,465
Accounts and notes receivable, net of allowance		3,240		9,418
Unbilled revenue		580		169
Amounts due from related companies		123		118
Inventories, net		628		230
Other receivables and prepayments		4,781		1,057
*Current portion of long-term other receivables		1,393		0
Current portion of net investment in sales-type leases		1,210		724
Total Current Assets		15,683		17,181
Non-current assets
Property and equipment, net		13,541		13,482
Intangible assets		633		629
Long-term other receivables		0		4,247
Net investment in sales-type leases, less current portion		333		696
Total Assets		30,190		36,235
Current liabilities
Accounts payable		775		942
Advances from customers		1,528		368
Other payables and accruals		13,959		13,457
Taxes payable		1,673		1,542
Amounts due to shareholder		2		2
Dividend payable		817		788
Total Current Liabilities		18,754		17,099
Total Liabilities		18,754		17,099
Revenue		1,451		6,337		14,506
Net (loss) income		$ (8,394)		$ 141		$ 9,124

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).
[2]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.

VARIABLE INTEREST ENTITIES (Details Textual) (Variable Interest Entity, Primary Beneficiary [Member])	Oct. 27, 2009
Variable Interest Entity, Primary Beneficiary [Member]
Equity Method Investment, Ownership Percentage	50.00%

ACCOUNTS AND NOTES RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Accounts receivable	$ 3,240		$ 9,798
Less: allowance for doubtful accounts	0		(456)		(49)
Accounts receivable, net	3,240		9,342
Notes receivable	0		76
Total accounts and notes receivable	$ 3,240	[1]	$ 9,418	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

ACCOUNTS AND NOTES RECEIVABLE, NET (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance at the beginning of the year	$ (456)	$ (49)
Bad debt expense	0	(418)
Write offs	456	0
Balance at the end of the year	$ 0	$ (456)

ACCOUNTS AND NOTES RECEIVABLE, NET (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Jiaozuo Hengyi Industry and Trading Company [Member]	Sep. 30, 2012 Shilin Luohe Metallurgy Facility Co., Ltd [Member]	Sep. 30, 2012 Shanxi Tongzhou Coal and Coke Group [Member]
Amount Total	$ 0	$ 76	$ 31	$ 31	$ 14
Receivable with Imputed Interest, Due Date			Jan 13, 2012	Dec 13, 2011	Nov 30, 2011

ACCOUNTS AND NOTES RECEIVABLE, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Accounts Receivable, Net	$ 4,947,954

UNBILLED REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Unbilled revenue	$ 580	[1]	$ 169	[1]
Unbilled Revenues [Member]
Unbilled revenue	$ 580		$ 169

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

AMOUNTS DUE FROM RELATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Total	$ 123	[1]	$ 118	[1]
Jinong High Tech Agriculture Model Park Inc [Member]
Total	$ 123		$ 118

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Raw material	$ 75		$ 72
Finished goods	88		53
Project-in-progress	465		105
Total	$ 628	[1]	$ 230	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

OTHER RECEIVABLES AND PREPAYMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Advances to employees	$ 449		$ 633
Deposits on projects	560		159
Prepayment to suppliers	763		265
Total	$ 1,772	[1]	$ 1,057	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

OTHER RECEIVABLES AND PREPAYMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Employee Benefits and Share-based Compensation	$ 877,488

SALES-TYPE LEASES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Future minimum lease payments receivable	$ 1,502		$ 1,449
Unguaranteed residual values	91		88
Unearned income	(50)		(117)
Net investment in sales-type leases	1,543		1,420
Less: current portion	1,210	[1]	724	[1]
Net investment in sales-type leases, less current portion	$ 333	[1]	$ 696	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

SALES-TYPE LEASES (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	$ 751
2014	501
2015	250
Total	$ 1,502

SALES-TYPE LEASES (Details Textual)	Sep. 30, 2012
Implicit Interest Rate On Sales Type Lease	6.65%

LONG-TERM OTHER RECEIVABLE (Details) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Long-term receivable related to the borrowing from a third party	$ 0		$ 4,247,000
Less: Long-term borrowing from a third party	0		3,000,000
Long-term other receivables	$ 0	[1]	$ 1,247,000	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

LONG-TERM OTHER RECEIVABLE (Details Textual)	12 Months Ended
Sep. 30, 2012
Loan And Guarantee Agreement Settlement Years	two years

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Buildings and improvements	$ 14,975		$ 14,448
Vehicles	172		91
Other equipment and devices	391		359
Total property and equipment	15,538		14,898
Less: accumulated depreciation	(1,997)		(1,416)
Property and equipment, net	$ 13,541	[1]	$ 13,482	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Depreciation	$ 806,000	$ 516,000	$ 222,000

INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Land-use rights	$ 670		$ 646
Less: accumulated amortization	(37)		(17)
Intangible assets, net	$ 633	[1]	$ 629	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
30-Sep-13	$ 19
30-Sep-14	19
30-Sep-15	19
30-Sep-16	19
30-Sep-17	19
Thereafter	538
Finite-Lived Intangible Assets, Net	$ 633

INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Amortization of Intangible Assets	$ 37,000	$ 17,000	$ 3,000

ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Payable to third-party suppliers	$ 775		$ 942
Accounts payable	$ 775	[1]	$ 942	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

ADVANCE FROM CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Advance from third-party customers	$ 1,528		$ 368
Advances from customers	$ 1,528	[1]	$ 368	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

ADVANCE FROM CUSTOMERS (Details Textual)	12 Months Ended
Sep. 30, 2012
Maximum [Member]
Percentage Of Contract Price Received From Customers	30.00%
Minimum [Member]
Percentage Of Contract Price Received From Customers	10.00%

OTHER PAYABLES AND ACCRUALS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Accrued employee benefits	$ 24		$ 17
Deposits from suppliers	33		47
Other payables	110		91
Other payables and accruals	$ 167	[1]	$ 155	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

TAXES PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Taxes payable	$ 1,673	[1]	$ 1,542	[1]
Vat [Member]
Taxes payable	480		464
Enterprise Income Tax [Member]
Taxes payable	736		507
Other Tax [Member]
Taxes payable	$ 457		$ 1,077

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

DIVIDEND PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Dividend payable	$ 817	[1]	$ 788	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

DIVIDEND PAYABLE (Details Textual) (USD $)	12 Months Ended
Sep. 30, 2009
Dividends, Common Stock, Paid-in-kind	$ 4,096,000

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Related Party Transaction, Amounts of Transaction	$ 0	$ 131	$ 0
Sales [Member] | Xian Hu County Yuxing [Member]
Related Party Transaction, Amounts of Transaction	$ 0	$ 131	$ 0

RELATED PARTY TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Rental Income, Nonoperating	$ 26,001	$ 19,200	$ 4,800

RELATED PARTY TRANSACTIONS (Details Textual)	Sep. 30, 2012 sqm	Jun. 29, 2012 Xian Hu County Yuxing [Member] USD ($)	Jun. 29, 2012 Xian Hu County Yuxing [Member] CNY	Sep. 30, 2010 Xian Hu County Yuxing [Member] USD ($)	Sep. 30, 2010 Xian Hu County Yuxing [Member] CNY	Sep. 30, 2012 Xian Hu County Yuxing [Member] USD ($)	Sep. 30, 2012 Xian Hu County Yuxing [Member] CNY	Sep. 30, 2011 Xian Hu County Yuxing [Member]
Contract Value						$ 458,000	3,030,000
Revenue To Contract Value Percentage								30.00%
Operating Leases, Rent Expense		$ 3,867	24,480	$ 1,600	10,800
Office Floor Area	184.8

MAJOR CUSTOMERS AND VENDORS (Details Textual)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Customer One [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	22.30%	15.20%
Entity Wide Accounts Receivables Major Customer Percentage	51.30%	27.60%
Two Vendors [Member]
Entity Wide Accounts Payables Major Supplier Percentage	10.00%	10.00%	10.00%

COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 Chief Executive Officer [Member] USD ($)	Sep. 30, 2012 Chief Executive Officer [Member] CNY	Sep. 30, 2012 Vice President [Member] USD ($)	Sep. 30, 2012 Vice President [Member] CNY	Sep. 30, 2012 Manager One [Member] USD ($)	Sep. 30, 2012 Manager One [Member] CNY	Sep. 30, 2012 Manager Two [Member] USD ($)	Sep. 30, 2012 Manager Two [Member] CNY	Sep. 30, 2012 Manager Three [Member] USD ($)	Sep. 30, 2012 Manager Three [Member] CNY	Sep. 30, 2012 Manager Assistant [Member] USD ($)	Sep. 30, 2012 Manager Assistant [Member] CNY	Sep. 30, 2012 Director [Member] USD ($)	Sep. 30, 2012 Director [Member] CNY
Officers' Compensation	$ 28,436	180,000	$ 18,958	120,000	$ 18,958	120,000	$ 18,958	120,000	$ 22,749	144,000	$ 18,958	120,000	$ 20,853	132,000
Employment Term	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014

COMMITMENTS AND CONTINGENCIES (Details Textual) (Executive [Member])	12 Months Ended
Sep. 30, 2009
Executive [Member]
Employment Term	P5Y
Employment Notice Period	30 days

SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
May 14, 2010
Risk-free interest rates	1.63%
Expected term	2 years
Expected volatility	90.00%
Expected dividend yield	0.00%
Fair value of underlying ordinary share (per share)	$ 3.94 [1]

[1]	(there was no trading on the grant date, this represented initial public offering close price)

SHARE-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Exercise Price Per Share	$ 40	$ 40
Number outstanding as of September 30, 2012	12,334	12,334
Weighted Average Fair Value	$ 18.9
Outstanding Remaining Life(Years)	7 years 7 months 13 days	8 years 7 months 17 days
Number Exercisable as of September 30, 2012	12,334
Weighted Average Exercise Price	$ 18.9

SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Outstanding as of October 1, 2011 Number Of Shares	12,334
Granted during the year Number Of Shares	0
Forfeited during the year Number Of Shares	0
Outstanding as of September 30, 2012 Number Of Shares	12,334	12,334
Outstanding as of October 1, 2011 Exercise Price	$ 40
Granted during the year Exercise Price	$ 0
Forfeited during the year Exercise Price	$ 0
Outstanding as of September 30, 2012 Exercise Price	$ 40	$ 40
Outstanding Remaining Life(Years)	7 years 7 months 13 days	8 years 7 months 17 days
Granted during the year Remaining Life(Years)	0
Forfeited during the year Remaining Life(Years)	0
Outstanding as of October 1, 2011 Aggregated IntrinsicValue	$ 0
Granted during the year Aggregated IntrinsicValue	$ 0
Forfeited during the year Aggregated IntrinsicValue	$ 0
Outstanding as of September 30, 2012 Aggregated IntrinsicValue	$ 0	$ 0

SHARE-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
Sep. 30, 2012
Unvested as of September 30, 2011 Number of shares	333
Granted during the year Number of shares	0
Vested during the year Number of shares	(333)
Forfeited during the year Number of shares	0
Unvested as of September 30, 2012 Number of shares	0
Expected to vest thereafter Number of shares	0
Unvested as of October 1, 2011 Fair Value	$ 18.9
Granted during the year Fair Value	$ 0
Vested during the year Fair Value	$ 18.9
Forfeited during the year Fair Value	$ 0
Unvested as of September 30, 2012 Fair Value	$ 18.9
Expected to vest thereafter Fair Value	18.9

SHARE-BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 14, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Granted during the year Number Of Shares		0
Exercise Price Per Share		$ 40	$ 40
Granted during the year Number of shares		0
Vested during the year Number of shares		(333)
Forfeited during the year Number of shares		0
Weighted Average Fair Value		$ 18.9
Granted during the year Fair Value		$ 0
Restricted Stock [Member]
Granted during the year Number of shares	100,000
Vested during the year Number of shares	50,000
Forfeited during the year Number of shares	50,000
Granted during the year Fair Value		$ 3.94
Restricted Stock or Unit Expense		$ 0	$ 197,000	$ 123,000
Stock Options [Member]
Weighted Average Fair Value	1.89
Stock or Unit Option Plan Expense		$ 2,000	$ 119,000	$ 179,000
Employees and Directors [Member]
Granted during the year Number Of Shares	180,000
Exercise Price Per Share	4
Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,500,000

STATUTORY RESERVES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Percentage Of Profit Allocated To General Reserve	10.00%
Percentage Of Discontinue Allocations Of General Reserve On Registered Capital	50.00%
Appropriated retained earnings	$ 1,615 [1]	$ 1,615	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).

ORDINARY SHARES (Details Textual) (USD $)	1 Months Ended					1 Months Ended	12 Months Ended
	Nov. 06, 2012	May 31, 2010	May 14, 2010	Sep. 30, 2012	Sep. 30, 2011	May 31, 2010 Public Offering [Member]	Sep. 30, 2011 Employee Stock [Member]
Ordinary share, shares authorized				100,000,000	100,000,000
Ordinary share, par value				$ 0.01	$ 0.01
Ordinary share, shares issued				1,405,000	1,405,000
Ordinary share, shares outstanding				1,405,000	1,405,000	10,000,000
Stock Issued During Period, Shares, Issued for Cash			4,000,000			4,000,000
Stock Issued During Period, Value, Issued for Cash			$ 14,500,000			$ 16,000,000
Equity Issuance, Per Share Amount			$ 4			$ 4
Payments of Stock Issuance Costs		$ 1,496,000
Stock Issued During Period, Shares, Issued for Noncash Consideration							50,000
Stockholders' Equity, Reverse Stock Split	The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined

EARNINGS PER ORDINARY SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	10 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numerator used in basic net income per share:
Net (loss) income	$ 8,237	$ (8,988)	$ (1,037)	$ 8,237	[1]
Shares (denominator):
Weighted average number of ordinary shares outstanding		1,405,000	1,405,000	1,152,747
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share		1,405,000	1,405,000	1,152,747
Basic and Diluted (in dollars per share)		$ (6.4)	$ (0.74)	$ 7.15	[1]

[1]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.

EARNINGS PER ORDINARY SHARE (Details Textual) (Stock Options [Member])	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,334